Exhibit 99.1
Hyundai Auto Receivables Trust 2006-B
Monthly Servicing Report

Collection Period Distribution Date Transaction Month 30/360 Days Actual/360 Days	December 2006 01/16/07 2 30 32
I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 30, 2006
Closing Date:	November 7, 2006

	Dollars	Units	WAC	WAM
Original Pool Balance:	$1,000,174,222.94	57,711	8.66%	60.51

	Dollar Amount	% of Pool	Note Rate		Final Payment Date

Class A-1 Notes	$239,000,000.00	23.896%	5.34763%		November 15, 2007
Class A-2 Notes	$225,000,000.00	22.496%	5.25000%		September 15, 2009
Class A-3 Notes	$249,000,000.00	24.896%	5.11000%		April 15, 2011
Class A-4 Notes	$130,000,000.00	12.998%	5.15000%		May 15, 2013
Class B Notes	$43,800,000.00	4.379%	5.19000%		May 15, 2013
Class C Notes	$41,800,000.00	4.179%	5.25000%		May 15, 2013
Class D Notes	$34,000,000.00	3.399%	5.41000%		May 15, 2013

Total Securities	$962,600,000.00	96.243%

Overcollateralization	$9,752,475.75	0.975%
YSOA	$27,821,747.19	2.782%

Total Original Pool Balance	$1,000,174,222.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change

	Balance	Pool Factor	Balance	Pool Factor

Class A-1 Notes	$179,081,458.24	0.7492948	$153,381,628.95	0.6417641	$25,699,829.29
Class A-2 Notes	$225,000,000.00	1.0000000	$225,000,000.00	1.0000000	$—
Class A-3 Notes	$249,000,000.00	1.0000000	$249,000,000.00	1.0000000	$—
Class A-4 Notes	$130,000,000.00	1.0000000	$130,000,000.00	1.0000000	$—
Class B Notes	$43,800,000.00	1.0000000	$43,800,000.00	1.0000000	$—
Class C Notes	$41,800,000.00	1.0000000	$41,800,000.00	1.0000000	$—
Class D Notes	$34,000,000.00	1.0000000	$34,000,000.00	1.0000000	$—

Total Securities	$902,681,458.24	0.9377534	$876,981,628.95	0.9110551	$25,699,829.29

Weighted Avg. Coupon (WAC)	8.65%		8.64%
Weighted Avg. Remaining Maturity (WARM)	58.64		57.71
Pool Receivables Balance	$946,660,868.75		$922,305,333.24
Remaining Number of Receivables	56,167		55,431

Adjusted Pool Balance	$919,729,874.93		$896,252,775.57
III. COLLECTIONS

Principal:
Principal Collections	$23,821,697.81
Repurchased Contract Proceeds Related to Principal	$—
Recoveries/Liquidation Proceeds	$9,404.81

Total Principal Collections	$23,831,102.62

Interest:
Interest Collections	$6,615,500.14
Late Fees & Other Charges	$78,956.30
Interest on Repurchase Principal	$—

Total Interest Collections	$6,694,456.44

Collection Account Interest	$184,155.71
Reserve Account Interest	$21,575.15
Servicer Advances	$—

Total Collections	$30,731,289.92
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Hyundai Auto Receivables Trust 2006-B
Monthly Servicing Report

Collection Period Distribution Date Transaction Month 30/360 Days Actual/360 Days	December 2006 01/16/07 2 30 32
IV. DISTRIBUTIONS

Total Collections			$30,731,289.92
Reserve Account Release			$—
Reserve Account Draw			$—

Total Available for Distribution			$30,731,289.92
	Amount Due	Amount Paid

1. Servicing Fee @1.00%:
Servicing Fee Due	$788,884.06	$788,884.06	$788,884.06

Collection Account Interest			$184,155.71
Late Fees & Other Charges			$78,956.30

Total due to Servicer			$1,051,996.07

2. Class A Noteholders Interest:
Class A-1 Notes	$851,254.56	$851,254.56
Class A-2 Notes	$984,375.00	$984,375.00
Class A-3 Notes	$1,060,325.00	$1,060,325.00
Class A-4 Notes	$557,916.67	$557,916.67

Total Class A interest:	$3,453,871.23	$3,453,871.23	$3,453,871.23

3. First Priority Principal Distribution:	$—	$—	$—

4. Class B Noteholders Interest:	$189,435.00	$189,435.00	$189,435.00

5. Second Priority Principal Distribution:	$—	$—	$—

6. Class C Noteholders Interest:	$182,875.00	$182,875.00	$182,875.00

7. Third Priority Principal Distribution:	$—	$—	$—

8. Class D Noteholders Interest:	$153,283.33	$153,283.33	$153,283.33

Available Funds Remaining:			$25,699,829.29

9. Regular Principal Distribution Amount:			$25,699,829.29

	Distributable Amount	Paid Amount

Class A-1 Notes		$25,699,829.29
Class A-2 Notes		$—
Class A-3 Notes		$—
Class A-4 Notes		$—

Class A Notes Total:	$197,447,897.29	$25,699,829.29
Class B Notes Total:	$43,800,000.00	$—
Class C Notes Total:	$41,800,000.00	$—
Class D Notes Total:	$11,717,202.02	$—

Total Noteholders Principal		$25,699,829.29

10. Available Amounts Remaining to reserve account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount			$26,930,993.82
Beginning Period Amount			$26,930,993.82
Current Period Amortization			$878,436.15
Ending Period Required Amount			$26,052,557.67
Ending Period Amount			$26,052,557.67
Next Distribution Date Required Amount			$25,186,566.82

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Hyundai Auto Receivables Trust 2006-B
Monthly Servicing Report

Collection Period Distribution Date Transaction Month 30/360 Days Actual/360 Days	December 2006 01/16/07 2 30 32

VI. RESERVE ACCOUNT

Beginning Period Required Amount				$4,861,762.38
Beginning Period Amount				$4,861,762.38
Current Period Release to Collection Account				$—
Current Period Deposit				$—
Current Period Release to Depositor				$—
Ending Period Required Amount (0.5% of APB of cut-off date)				$4,861,762.38
Ending Period Amount				$4,861,762.38

VII. OVERCOLLATERALIZATION

		Beginning	Ending	Target

Overcollateralization Amount		$17,048,416.69	$19,271,146.62	$30,988,348.64
Overcollateralization as a % of Original Pool (unadjusted)		1.70%	1.93%	3.10%
Overcollateralization as a % of Current Pool (unadjusted)		1.80%	2.09%	3.36%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount

Current	97.65%	54,129	97.64%	$900,522,712.08
30 - 59 Days	1.87%	1,037	1.91%	$17,619,149.26
60 - 89 Days	0.37%	206	0.36%	$3,299,148.03
90 + Days	0.11%	59	0.09%	$864,323.87

Total		55,431		$922,305,333.24
Delinquent Receivables 60 + days past due	0.48%	265	0.45%	$4,163,471.90
Delinquency Ratio 60+ for 1st Preceding Collection Period	0.26%	145	0.26%	$2,473,250.13
Delinquency Ratio 60+ for 2nd Preceding Collection Period	N/A	0	N/A	$—
Three-Month Average Delinquency Ratio	0.37%		0.36%

Repossession in Current Period				96
Repossession Inventory				111

Charge-Offs
Gross Principal of Charge-Off for Current Period				$533,837.70
Recoveries				$(9,404.81)

Net Charge-offs for Current Period				$524,432.89

Beginning Pool Balance for Current Period				$946,660,868.75

Net Loss Ratio				0.66%
Net Loss Ratio for 1st Preceding Collection Period				0.22%
Net Loss Ratio for 2nd Preceding Collection Period				N/A

Three-Month Average Net Loss Ratio for Current Period				0.44%

Cumulative Net Losses for All Periods				$703,960.54
Cumulative Net Losses as a % of Initial Pool Balance				0.07%

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